EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed as incurred	$ 9,136	$ 13,041	$ 12,868
Exempted contributions to basic pension insurance, unemployment insurance, and work injury insurance	$ 3,491